FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Current assets	$ 2,283	$ 2,935
Non-current assets	14,145	16,163
Total assets	16,428	19,098
Liabilities
Current liabilities	4,817	4,810
Non-current liabilities	9,513	11,653
Total liabilities	14,330	16,463
Non-controlling interests	2,777	2,694
Net investment attributable to Brookfield Business Partners	(679)	(59)
USD
Assets
Current assets	830	1,295
Non-current assets	9,816	9,976
Total assets	10,646	11,271
Liabilities
Current liabilities	3,477	3,066
Non-current liabilities	6,414	6,474
Total liabilities	9,891	9,540
Non-controlling interests	2,140	2,212
Net investment attributable to Brookfield Business Partners	(1,385)	(481)
AUD
Assets
Current assets	446	714
Non-current assets	650	3,050
Total assets	1,096	3,764
Liabilities
Current liabilities	566	1,084
Non-current liabilities	101	2,585
Total liabilities	667	3,669
Non-controlling interests	(3)	(117)
Net investment attributable to Brookfield Business Partners	432	212
GBP
Assets
Current assets	291	218
Non-current assets	142	132
Total assets	433	350
Liabilities
Current liabilities	430	361
Non-current liabilities	78	53
Total liabilities	508	414
Non-controlling interests	0	0
Net investment attributable to Brookfield Business Partners	(75)	(64)
CAD
Assets
Current assets	135	138
Non-current assets	65	35
Total assets	200	173
Liabilities
Current liabilities	81	76
Non-current liabilities	29	33
Total liabilities	110	109
Non-controlling interests	0	0
Net investment attributable to Brookfield Business Partners	90	64
BRL
Assets
Current assets	560	553
Non-current assets	3,459	2,960
Total assets	4,019	3,513
Liabilities
Current liabilities	255	217
Non-current liabilities	2,883	2,501
Total liabilities	3,138	2,718
Non-controlling interests	640	599
Net investment attributable to Brookfield Business Partners	241	196
Other
Assets
Current assets	21	17
Non-current assets	13	10
Total assets	34	27
Liabilities
Current liabilities	8	6
Non-current liabilities	8	7
Total liabilities	16	13
Non-controlling interests	0	0
Net investment attributable to Brookfield Business Partners	$ 18	$ 14